Capital Stock and Changes in Capital Accounts (Schedule of share-based compensation restricted stock and restricted stock units activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	7,866,589	9,514,649	2,423,012
Granted	1,750,000	1,470,000	8,260,000
Vested	(2,822,753)	(3,118,060)	(1,168,363)
Non vested restricted common stock, ending balance	6,793,836	7,866,589	9,514,649
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 3.07	$ 2.83	$ 2.95
Weighted Average Grant Date Fair Value, Granted	4.54	4.15	2.85
Weighted Average Grant Date Fair Value, Vested	3.05	2.86	3.20
Weighted Average Grant Date Fair Value, ending balance	$ 3.45	$ 3.07	$ 2.83